UNITED STATES
                     Securities and Exchange Commission
                          Washington, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 1
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 4


Alamo Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1777 N.E. Loop 410, Suite 1512
San Antonio, TX  78217
(Address of Principal Executive Offices)

210-829-1800
(Registrant's Telephone Number)

Jack E. Guenther, Jr.   1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Registrant has registered an indefinite number or amount of shares of its common stock, $0.01 par value, under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.

                           Cross Reference Sheet

      	   INFORMATION REQUIRED              	CAPTIONS IN FILING

Part A:   IN A PROSPECTUS
Item 1.   Cover Page		              	Cover Page
Item 2.   Synopsis		                Fund Expenses
Item 3.   Condensed Financial Information     	Financial Highlights
Item 4.   General Description of Registrant   	The Fund
Item 5.   Management of the Fund	      	Management of the Fund
Item 6.   Capital Stock and Other Securities  	Capitalization
Item 7.   Purchase of Securities Being        	Purchase of Shares -
          Offered                             	Reinvestments
Item 8.   Redemption or Repurchase	      	Redemption of Shares
Item 9.   Legal Proceedings	                Litigation


Part B:   STATEMENT OF ADDITIONAL INFORMATION
Item 10.  Cover Page	         	 	Cover Page
Item 11.  Table of Contents	                Table of Contents
Item 12.  General Information and History     	The Fund
Item 13.  Investment Objectives and Policies	Objectives and Policies
Item 14.  Management of the Registrant	       	Officers and Directors of the
                                                Fund
Item 15.  Control Persons and Principal       	Control Person
	  Holders of Securities
Item 16.  Investment Advisory and Other      	Investment Adviser
	  Services
Item 17.  Brokerage Allocation		         Brokerage
Item 18.  Capital Stock and Other Securities 	 Capitalization
Item 19.  Purchase, Redemption and Pricing       Purchase of Shares
	  of Securities Being Offered
Item 19.  Purchase, Redemption and Pricing    	 Redemption of Shares
	  of Securities Being Offered
Item 19.  Purchase, Redemption and Pricing    	 Pricing of Shares
          of Securities Being Offered
Item 20.  Tax Status	                         Tax Status
Item 21.  Underwriters		          	 Not Applicable
Item 22.  Calculation of Yield Quotations     	 Calculation of Performance
	  of Money Market Funds			 Data
Item 23.  Financial Statements	              	 Financial Statements


Part C:   OTHER INFORMATION
Item 24.  Financial Statements and Exhibits	 Financial Statements and Exhibits
Item 25.  Persons Controlled by/or under	 Persons Under Common Control
	  Common Control			 with Registrant
Item 26.  Number of Holders of Securities	 Number of Shareholders
Item 27.  Indemnifications		         Indemnification
Item 28.  Business and Other Connections      	 Business and Other Connec-
	  of Adviser	                       	 tions of Adviser
Item 29.  Principal Underwriters             	 Principal Underwriter
Item 30.  Location of Accounts and Records    	 Location of Accounts and Records
Item 31.  Management Services	               	 Not Applicable
Item 32.  Undertakings	                     	 Undertakings

        INVESTMENT ADVISER			                      PROSPECTUS
       ALAMO ADVISERS, INC.			               ALAMO GROWTH FUND, INC.
  1777 N.E. Loop 410, Suite 1512	        	1777 N.E. Loop 410, Suite 1512
      San Antonio, TX  78217			               San Antonio, TX  78217

                                                		    210-829-1800

	TABLE OF CONTENTS	             		         February 20, 1998

The Fund and Investment Objective. . .  1
Fund Share Purchase. . . . . . . . . .  1
Additional Information . . . . . . . .  1
Fund Expenses. . . . . . . . . . . . .  2
The Fund . . . . . . . . . . . . . . .  2
Objective and Policies
  Objective. . . . . . . . . . . . . .  2
  Portfolio Turnover Policy. . . . . .  4
  Non-Diversification Policy . . . . .  4
Tax Status . . . . . . . . . . . . . .  4
Investment Restrictions. . . . . . . .  5
Investment Adviser . . . . . . . . . .  6
Officers and Directors of the Fund . .  6
Capitalization
  Description of Common Stock. . . . .  7
  Voting Rights. . . . . . . . . . . .  7
Control Person . . . . . . . . . . . .  8
Purchase of Shares - Reinvestment
  Initial Purchase . . . . . . . . . .  8
  Additional Investments . . . . . . .  8
  Other Purchase Information . . . . .  8
  Retirement Plans . . . . . . . . . .  9
  Reinvestments. . . . . . . . . . . .  9
Pricing of Shares. . . . . . . . . . .  9
Redemption of Shares . . . . . . . . .  9
Brokerage. . . . . . . . . . . . . . . 10
Management of the Fund . . . . . . . . 11
Custodian and Transfer Agent . . . . . 12
Reports to Shareholders. . . . . . . . 12
Auditors . . . . . . . . . . . . . . . 12
Litigation . . . . . . . . . . . . . . 12
Performance Information. . . . . . . . 12
Additional Information . . . . . . . . 13

                             ALAMO GROWTH FUND, INC.
                             SAN ANTONIO, TX  78217
                                  210-829-1800


PROSPECTUS                                                   February 20, 1998

The Fund and Investment Objective
Alamo Growth Fund, Inc. ("the Fund") is an open-end non-diversified management investment company that seeks capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. However, the Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). The Adviser may recommend purchase of lower or non-rated bonds when it deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, whereas long-term appreciation will be the Fund's primary objective.


Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $2,000 as the minimum initial purchase and $500 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated February 20, 1998, and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.



                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                DISAPPROVED BY THE SECURITIES AND EXCHANGE
                COMMISSION,  NOR HAS THE COMMISSION PASSED
                UPON THE ACCURACY OR ADEQUACY OF THIS
                PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of Alamo Growth Fund, Inc. will incur. The expenses and fees set forth below are the Fund's estimated expenses for its first fiscal year.

                	   Shareholder Transaction Expenses:
		Sales Load Imposed on Purchases		           None
		Sales Load Imposed on Reinvested Dividends	   None
		Redemption Fees				           None
		Exchange Fees				           None
		IRA Trustee Fees			           None

                          Annual Fund Operating Expenses:
		Management and Advisory Expenses         	   1.25%
		12b-1 Fees                             		   None
		Other Expenses after Expense Reimbursement	   1.25%
                    Total Operating Expenses	  		   2.5%


If the expense reimbursement were absent, it is estimated that the Fund's Other Expenses in the above table would be 6.5%, and the Total Operating Expenses would be 7.75%.

The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indir-ectly. It illustrates the expenses paid on a $1,000 investment over various time period assuming (a) 5% annual rate of return and (b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

		     1 Year     3 Years     5 Years     10 Years
		      $ 25       $ 77        $131         $280


FINANCIAL HIGHLIGHTS

The following financial information has not been audited. The Financial Highlights should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

            For a fund share outstanding throught the period from
                  July 25, 1997 (Commencement of Operations)
                           through November 30, 1997

	Net asset value, beginning of period        	$    10.00

	Income (loss) from investment operations
	Net investment loss				     (0.06)
	Net realized and unrealized gain (loss)
	   on investments				     (0.34)
	Total from investment operations		     (0.40)

	Less distributions
	Dividends from net investment income		      0.00
	Distribution from realized gains from 		      0.00
	   security transactions			____________
	Total distributions				      0.00

	Net asset value, end of period			$     9.60

	Total return** <F2>				    (11.02%) * <F1>

	Ratios/supplemental data
	Net assets end of period (in 000's)		     1,230
	Ratio of expenses to average net assets		     7.76% * <F1>
	Ratio of expenses to average net assets,
	   net of reimbursement				     2.47% * <F1>
	Ratio of net investment income (loss) to
	   average net assets				    (7.14%) * <F1>
	Ratio of net investment income (loss) to
	   average net assets, net of reimbursement	    (1.86%) * <F1>
	Portfolio turnover rate				    31.05%
	Average commission rate paid			     0.0912

	* <F1> Annualized
	** <F2> Based on net asset value per share


THE FUND
The Fund was incorporated in Maryland on December 24, 1996. The Fund is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act").


OBJECTIVES AND POLICIES
Objective: The Fund's objective is capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser to evaluate investments will be based on Business Economics, including market share, industry growth rate and circumstances which may indicate a potential for earnings growth above the company's current trend; Management Quality, including market leadership and technological leadership; Financial Condition, including price-earnings ratio, debt-equity ratio and interest coverage; and Stock Price, including comparisons to historical levels, stock prices of companies in similar businesses, earnings growth rate, cash flow, and book and asset values. On the basis of those criteria thought to be applicable to a particular company, the Adviser will select investments in companies which it believes are undervalued and have the most attractive prospects for future appreciation.

The Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when it deems that the appre-ciation potential warrants such investments to be made, the Fund will not invest more than 5% of its assets in bonds rated below BBB, and it will not invest in bonds with a Standard & Poor's rating below CCC. Bonds rated BBB by Standard & Poor's may have speculative characteristics and a weaker ability to pay interest or repay principal under adverse economic conditions or changing circumstances. Bonds rated below BBB are considered speculative and involve a significantly greater risk of default than higher rated securities, and the Fund may lose interest and/or principal on such securities. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.

Since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the primary objective of the Fund will be real-ized or that any income will be earned nor can there be any assurance that the Fund's portfolio will not decline in value.

Except for temporary defensive purposes, the Fund intends to have at all times at least 70% of its investments in securities which the Adviser believes offer opportunity for growth of capital. No minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire commons stocks, and warrants. Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.

Except for temporary defensive purposes, cash and money market instruments will be retained by the Fund only in amounts deemed adequate for current needs and to permit the Fund to take advantage of investment opportunities. The money market instruments in which the Fund may invest include conservative fixed-market securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 or better by Standard & Poor's Corporation, and commercial paper master notes.

The Fund will limit to 15% of its assets investments in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign with-holding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or polit-ical or social instability which could affect investments in those nations.

Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings, (c) pledge its assets to secure borrowings, (d) purchase securities of other investment companies, and (e) sell securities short. A more complete discussion of the circumstances in which the Fund may engage in these activities is included in the Fund's Statement of Additional Information. Except for the investment policies listed in this paragraph, the investment objective and the other policies described under this caption are not fundamental policies and may be changed without stockholder approval. Such changes may result in the Fund having investment objectives different from the objectives which the stockholder considered appropriate at the time of investment in the Fund. Stockholders will receive at least 30 days' prior written notice of any changes in the policies of the Fund which are not fundamental.

Portfolio Turnover Policy: The Fund does not intend to emphasize short term trading profits. Accordingly, it is expected that the annual turnover rate will not exceed 200%. Turnover is computed by dividing the lesser of the Fund's total purchases of sales of securities within the period by the average monthly portfolio value of the Fund during such period. Portfolio turnover rates may vary substantially from year to year, depending on market conditions and prospects. A high turnover rate will result in higher brokerage expense, which will be borne by the Fund, and a possible increase in short-term (rather than long-term) capital gains (or losses).

Non-Diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all its investment income and realized capital gains, expects to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares; i.e. (a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short in an aggregate amount in excess of 5% of the total assets of the Fund.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more than 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i)    Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser own individ-ually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k)    Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


INVESTMENT ADVISER
Alamo Advisers, Inc. is a Texas corporation that acts as an Investment Adviser to the Fund. Alamo Advisers, Inc. has no previous experience in advising a mutual fund. Mr. Jack E. Guenther Jr. is the majority owner, a director and President of the Investment Adviser and President of the Fund. Mr. Michael J. Avellar is a 25% owner, a director and an officer of Alamo Advisers, Inc. and an officer of the Fund. On June 9, 1997, an Investment Advisory Agreement with Alamo Advisers, Inc. was unanimously approved by the Board of Directors of the Fund. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement Alamo Advisers, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting secur-ities of the Fund on not more than 60 days' written notice to Alamo Advisers, Inc. A fee of 1.25% per year on the net assets of the Fund is payable monthly. Alamo Advisers, Inc. has agreed to absorb expenses of the Fund in excess of 2.5% of the Fund's average net assets, so that the total expenses of the Fund (other than brokerage commissions, interest and taxes) during the first two years of operations will not exceed 2.5% of the Fund's average net assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make spec-ific recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who are affiliated with the Investment Adviser. The Fund bears all expenses of its operations other than those borne by the Investment Adviser. These expenses include, but are not limited to, legal and accounting fees and compensation for directors who are not affiliated with the Investment Adviser, administrative services fees and the cost of printing and sending reports and proxy materials to shareholders, custodial fees, interest, taxes and brokerage commissions. The Investment Adviser has paid the initial organization costs of the Fund.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:


Name and Address	   Position	        Principal Occupation Past 5 Yrs

Jack E. Guenther Jr.	   President	  	Treasurer
1777 N.E. Loop 410,        Interested Director	Performance Management, Ltd.
Suite 1512                                	San Antonio, TX
San Antonio, TX  78217

Michael J. Avellar	   Vice President and 	Chief Operating Officer
1777 N.E. Loop 410,	   Secretary	        Performance Management, Ltd.
Suite 1512	           Interested Director  San Antonio, TX  78217

Abigail G. Kampmann	   Interested Director  Attorney
112 E. Pecan, Suite 2300 	                Bayern, Paterson & Aycock
San Antonio, TX  78205			 	San Antonio, TX

Christopher Allison 	   Director	        Investment Banker
112 E. Pecan, Suite 1200		        M. E. Allison & Co.
San Antonio, TX  78205	                 	San Antonio, TX

Edmund R. McKane Jr. 	   Director	        Insurance Agent
2135 N.W. Military Drive,              		McKane, Morgan & Associates
Suite 101		                   	San Antonio, TX
San Antonio, TX  78213


No compensation was paid to any officer or director in 1997. It is estimated that a total of less than $1,000 each will be paid to Mr. Allison and Mr. McKane for their service to the Fund in 1998. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee (see page 6).


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. The Fund has adopted the appropriate provisions in its By-Laws and does not anticipate holding an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Investment Company Act of 1940. The Fund also has adopted provisions in its By-Laws for the removal of directors by the stockholders.


CONTROL PERSON
As of February 1, 1998, 77.03 percent of the issued and outstanding shares of the Fund were owned by Ironwood Reinsurance, Ltd. When more than 25 percent of the Fund's shares are held by one person, it is presumed that that person will be able to exercise voting control of the Fund. So long as over 50 percent of the Fund's shares are owned by five or fewer persons, the Fund will be subject to Personal Holding Company Tax on any income not distributed to shareholders.


PURCHASE OF SHARES - REINVESTMENTS
Initial Purchase:
By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Alamo Growth Fund and sent by mail or overnight delivery to:

			Alamo Growth Fund, Inc.
			c/o American Data Services, Inc.
			P.O. Box 5536
			Hauppauge, NY  11788-0132.

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

Additional Investments
You may purchase additional shaes of the Fund at any time (subject to minimum investment requirements) by mail or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Alamo Growth Fund and should be sent to the address listed above.

Other Purchase Information
The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund does not accept telephone orders for purchase of shares. The Fund reserves the right to reject applications in whole or part. Shares of the Fund may also be purchased through a registered broker-dealer who may charge the investor a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Adviser.

Shares of the Fund may be purchased without regard to the foregoing minimum initial investment by employees, officers and directors of the Fund or the Adviser or firms providing contractual services to the Fund, and by members of their "immediate families" (i.e., spouses, siblings, parents, children, grandchildren and grandparents) and by retirement plans and trusts for their benefit. The officers of the Fund in their discretion may waive the minimum initial investment.

Retirement Plans: Employee benefit, profit-sharing, or retirement plans (such as 401(k) plans) may purchase shares of Common Stock through financial institu-tions or other service providers ("Processing Intermediaries"), which may become stockholders of record of the shares and which may use procedures and impose restrictions in addition to or different from those applicable to stockholders who invest directly in the Fund. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge is retained by the Processing Intermediary and is not remitted to the Fund or its Adviser. Program materials provided by the Processing Inter-mediary should be read in conjunction with this Prospectus before investing in this manner. Shares of Common Stock may be purchased through Processing Inter-mediaries without regard to the Fund's minimum purchase amounts.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanks-giving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders will receive redemption payments in the form of a check. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

			Alamo Growth Fund
			c/o American Data Services, Inc.
			P.O. Box 5536
			Hauppauge, NY  11788-0132.

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guaranties are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Additional Information - If you are not certain of the requirements for a redemption, please call the Transfer Agent at (516) 385-9580. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Directors determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


BROKERAGE
Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price.

In allocating brokerage business for the Fund, the Adviser will take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While considered supplemental to the Adviser's own efforts in the performance of its duties under the Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises invest-ment discretion.

The Adviser also may take into account the sale of the Fund's shares when allocating brokerage business for the Fund.


MANAGEMENT OF THE FUND
Shareholders meet in those years in which it is necessary to elect members of the Board of Directors, select an independent auditor, or vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice.

The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day manage-ment of the Fund. All investment decisions for the Fund are made by an invest-ment team of at least two analysts, and no single person is primarily responsible for making investment recommendations to such teams. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Fund, will furnish office space, and all necessary office facilities, equipment, and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, and will pay the salaries and fees of all officers and directors of the Fund (except the fees paid to disinterested directors). For the foregoing, the Adviser will receive a monthly fee of 1/12 of 1.25% (1.25% per annum) on the daily net assets of the Fund.

The Fund has entered into an Administrative Service Agreement and Fund Accounting Service Agreement with American Data Services, Inc., Huntington,
NY ("ADS"), pursuant to which ADS will (a) prepare and maintain financial state-ments, books of account and related documents; (b) determine the Fund's daily net asset value; and (c) provide data needed to prepare certain reports to be filed with the Securities and Exchange Commission. The Fund will pay an annual fee measured by the average net assets of the Fund, subject to certain minimum fees. It is expected that the Fund will pay the minimum fees in its first year of operation, which are $27,800.


CUSTODIAN AND TRANSFER AGENT
Crestar Bank, P.O. Box 26665, Richmond, Virginia 23261 acts as custodian of the Fund's assets. American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 acts as the transfer and dividend paying agent of the Fund.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


AUDITORS
McCurdy & Associates CPA's, Inc., Certified Public Accountants, Westlake, Ohio, has been selected as the independent accountant and auditor of the Fund.
McCurdy & Associates CPA's, Inc. has no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


PERFORMANCE INFORMATION
From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total reutrn, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to Morningstar's Mutual Fund Values; to the Dow Jones Industrial Average; to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index of unmanaged groups of common stock; or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, Money Magazine, Forbes, Fortune, Investor's Business Daily and Barron's magazine also may be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month or 30-day period by the maximum offering price per share on the last day of such period. This income is then "annualized". That is, the amount of income generated by the investment during that period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is com-puted based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities and Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page 1 of this Prospectus.

                             ALAMO GROWTH FUND, INC.
                         1777 N.E. Loop 410, Suite 1512
                             San Antonio, TX  78217
                                  210-829-1800


                                    FORM N-1A
                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 20, 1998


This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated February 20, 1998. To obtain the Prospectus, please write the Fund or call the telephone number shown above.




TABLE OF CONTENTS
The Fund . . . . . . . . . . . . . . . . 2
Objectives and Policies
     Objective . . . . . . . . . . . . . 2
     Portfolio Turnover Policy . . . . . 3
     Non-Diversification Policy. . . . . 3
Tax Status . . . . . . . . . . . . . . . 4
Investment Restrictions. . . . . . . . . 4
Investment Adviser . . . . . . . . . . . 6
Administrative Services. . . . . . . . . 7
Officers and Directors of the Fund . . . 7
Capitalization
     Description of Common Stock . . . . 8
     Voting Rights . . . . . . . . . . . 8
Control Person . . . . . . . . . . . . . 8
Purchase of Shares . . . . . . . . . . . 8
Brokerage. . . . . . . . . . . . . . . . 8
Statements of Assets and Liabilities . .10
Statement of Operations. . . . . . . . .11
Statement of Changes in Net Assets . . .12
Schedule of Investments. . . . . . . . .13
Notes to Financial Statements. . . . . .14

THE FUND
The Fund was incorporated in Maryland on December 24, 1996. The Fund is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund had no business history prior to its commencement of operations on July 25, 1997.


OBJECTIVES AND POLICIES
Objective: The Fund's investment objectives is capital appreciation through investment in the common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser to evaluate investments will be based on Business Economics, including market share, industry growth rate and circumstances which may indicate a potential for earnings growth above the company's current trend; Management Quality, including market leadership and technological leadership; Financial Condition, including price-earnings ratio, debt-equity ratio and interest coverage; and Stock Price, including comparisons to historical levels, stock prices of companies in similar businesses, earnings growth rate, cash flow, and book and asset values. On the basis of those criteria thought to be applicable to a particular company, the Adviser will select investments in companies which it believes are undervalued and have the most attractive prospects for future appreciation.

The Fund may invest in debt securities (bonds) when the Adviser believes these securities offer greater total return potential than common stocks. Bond investments when made will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when it deems that the appre-ciation potential warrants such investments to be made, the Fund will not invest more than 5% of its net assets in bonds rated below BBB, and it will not invest in bonds with a Standard & Poor's rating below CCC. Bonds rated BBB by Standard & Poor's may have speculative characteristics and a weaker ability to pay interest or repay principal under adverse economic conditions or changing circumstances. Bonds rated below BBB are considered speculative and involve a significantly greater risk of default than higher rated securi-ties, and the Fund may lose interest and/or principal on such securities. Current income from investments will be a subordinate consideration, whereas long-term appreciation will be the Fund's primary objective.

Since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the primary amount of fixed income securities. There can be no assurance that the primary objective of the Fund will be realized or that any income will be earned nor can there be any assurance that the Fund's portfolio will not decline in value.

Except for temporary defensive purposes, the Fund intends to have at all times at least 70% of its investments in securities which the Adviser believes offer opportunity for growth of capital. No minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire commons stocks, and warrants. Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.

Except for temporary defensive purposes, cash and money market instruments will be retained by the Fund only in amounts deemed adequate for current needs and to permit the Fund to take advantage of investment opportunities. The money market instruments in which the Fund may invest include conservative fixed-market instruments in which the Fund may invest include conservative fixed-income securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 or better by Standard & Poor's Corporation, and commercial paper master notes.

The Fund will limit to 15% of its assets investments in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign with-holding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings, (c) pledge its assets to secure borrowings, (d) purchase securities of other investment companies, and (e) sell securities short. Except for the investment policies listed in this paragraph, the investment objective and the other policies described under this caption are not fundamental policies and may be changed without stockholder approval. Such changes may result in the Fund having investment objectives different from the objectives which the stockholder considered appropriate at the time of investment in the Fund. Stockholders will receive at least 30 days' prior written notice of any changes in the policies of the Fund which are not fundamental.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 200%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 200%; this would only result from special circumstances and not from the Fund's normal operations. A high turnover rate will result in higher brokerage expense, which will be borne by the Fund, and a possible increase in short-term (rather than long-term) capital gains (or losses).

Non-Diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund intends to pay out substantially all its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal Law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
As set forth in the Prospectus dated February 20, 1998, of the Fund, under the caption "Investment Objective and Policies", the primary investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration. Consistent with its investment objective, the By-Laws of the Fund provide the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

1. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings or for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets and will not pledge any of its assets except to secure borrowings and then only to an extent not greater than 5% of the value of the Fund's net assets. The Fund will not purchase securities while it has any outstanding borrowings.

3. The Fund will not purchase securities on margin, participate in a joint-trading account, or write or invest in put or call options. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets and of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges.

4. When the Fund effects a short sale, it must put in a segregated account (not with the broker) an amount of cash or United States government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or United States government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund repurchases the security sold short, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short. Short sales of securities by the Fund will not result in collateral deposits plus separate account deposits exceeding, in total, 5% of the total assets of the Fund.

5. The Fund will not purchase securities of other investment companies except
   (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

6. The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies engaged in the same industry.

7. The Fund will not purchase or sell commodities or commodities contracts.

8. The Fund will not purchase or sell real estate (including limited partnership interests of limited partnerships investing in real estate, but not including readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate) or real estate mortgage loans.

9. The Fund will not lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 10% of the Fund's total assets) and will not lend its portfolio securities.

10. The Fund will not make investments for the purpose of exercising control or management of any company.

11. The Fund will not acquire or retain any security issued by a company if any of the directors or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

12. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer director or other affiliated person of its investment adviser.


INVESTMENT ADVISER
Alamo Advisers, Inc. is a Texas corporation that acts as an Investment Adviser to the Fund. Alamo Advisers, Inc. has no previous experience in advising a mutual fund. Mr. Jack E. Guenther Jr. is the majority owner, director and President of the Investment Adviser and is also a director and President of the Fund. Mr. Michael J. Avellar is a 25% owner, a director and an officer of Alamo Advisers, Inc. and a director and an officer of the Fund.

On June 9, 1997, an Investment Advisory Agreement with Alamo Advisers, Inc.
was approved by the Board of Directors of the Fund. This Agreement will continue on a year-to-year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but in either event, it must also be approved by a majority of the Directors of the Fund who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, Alamo Advisers, Inc. will furnish investment advice to the Fund's Directors on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Alamo Advisers, Inc. In the event of its assignment, the agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities will be made by the Fund's officers and directors. For these services the Fund has agreed to pay Alamo Advisers, Inc. a fee of 1.25% per year of the Fund's net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Alamo Advisers, Inc. has agreed to absorb expenses of the Fund in excess of 2.5% of the Fund's average net assets, so that the total expenses of the Fund (other than brokerage commissions, interest and taxes) during the first two years of operations will not exceed 2.5% of the Fund's average net assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay the salaries of the Fund's employees who are affiliated with the Investment Adviser. The Fund bears all expenses of its operations other than those borne by the Investment Adviser. These expenses include, but are not limited to, legal and accounting fees and compensation for directors who are not affiliated with the Investment Adviser, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders, custodial fees, interest, taxes and brokerage commissions. The Investment Adviser will pay the initial organiza-tional costs of the Fund.


ADMINISTRATIVE SERVICES
The Fund has entered into an Administrative Service Agreement and Fund Accounting Service Agreement with American Data Services, Inc., Huntington, NY ("ADS"), pursuant to which ADS will (a) prepare and maintain financial state-

ments, books of account and related documents; (b) determine the Fund's daily net asset value; and (c) provide data needed to prepare certain reports to be filed with the Securities and Exchange Commission. The Fund will pay an annual fee measured by the average net assets of the Fund, subject to certain minimum fees. It is expected that the Fund will pay the minimum fees in its first year of operation, which are $27,800. The agreements may be cancelled by either party upon 90 days' written notice. ADS provides similar services for other companies.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address	    Position	      	  Principal Occupation
                                      		  Past Five Years

Jack E. Guenther Jr.1,2	    President	       	  Treasurer
1777 N.E. Loop 410, 	    Director		  Performance Management, Ltd.3
Suite	1512		    Interested Person     San Antonio, TX  78217
San Antonio, TX

Michael J. Avellar4	    Vice President and	  Chief Operating Officer
1777 N.E. Loop 410, 	    Secretary	          Performance Management, Ltd.3
Suite 1512		    Director          	  San Antonio, TX
San Antonio, TX  78217 	    Interested Person

Abigail G. Kampmann1,5	    Director          	  Attorney
112 E. Pecan, Suite 2300    Interested Person	  Bayern, Paterson & Aycock
San Antonio, TX  78205			          San Antonio, TX

Christopher Allison	    Director	          Investment Banker
112 E. Pecan, Suite 1200	                  M. E. Allison & Co.
San Antonio, TX  78205				  San Antonio, TX

Edmund R. McKane, Jr.	    Director		  Insurance Agent
2135 N.W. Military Drive,		          McKane, Morgan & Associates
Suite 101				     	  San Antonio, TX
San Antonio, TX  78213

1 Mr. Guenther and Ms. Kampmann are siblings.
2 Mr. Guenther is President, Treasurer, Director and Majority Owner of Alamo
  Advisers, Inc, the Fund's investment adviser.
3 Performance Management, Ltd. provides services to franchised automobile dealerships.
4 Mr. Avellar is Vice President, Secretary, Director and minority owner of Alamo
  Advisers, Inc.
5 Ms. Kampmann is a Director and a minority owner of Alamo Advisers, Inc.


No compensation was paid to any officer or director in 1997. It is estimated that a total of less than $1,000 each will be paid to Mr. Allison and Mr. McKane for their service to the Fund in 1998. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee.


CAPITALIZATION
Description of Common Stock:  The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


CONTROL PERSON
As of February 1, 1998, 77.03 percent of the issued and outstanding shares of the Fund were owned by Ironwood Reinsurance, Ltd., whose address is 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217. When more than 25 percent of the Fund's shares are held by one person, it is presumed that that person will be able to exercise voting control of the Fund. So long as over 50 percent of the Fund's shares are owned by five or fewer persons, the Fund will be subject to Personal Holding Company Tax on any income not distributed to shareholders.
The Officers and Directors of the Fund held no shares in the Fund at the date of the Prospectus.

In addition to the control person named above, the following persons own more than five percent of the issued and outstanding shares of the Fund:

						 Percent
		    Owner			 of Fund

	Performance Plan, Ltd.			   9.33
	1777 N.E. Loop 410, Suite 1512
	San Antonio, TX  78217

	Michael J. Avellar			   6.67
	1777 N.E. Loop 410, Suite 1512
	San Antonio, TX  78217

	Jack E. Guenther, Jr.			   5.04
	1777 N.E. Loop 410, Suite 1512
	San Antonio, TX  78217

The Officers and Directors of the Fund as a group (five persons) own 15,006 shares, or 11.71 percent, of the Fund.


PURCHASE OF SHARES
Shares of Common Stock are sold on a continuous basis by the Fund in the manner described in the Prospectus.


BROKERAGE
Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price.

In allocating brokerage business for the Fund, the Adviser will take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and informa-tion, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While considered supplemental to the Adviser's own efforts in the performance of its duties under the Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities trans-action in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion.

The Adviser also may take into account the sale of the Fund's shares when allocating brokerage business for the Fund.


CALCUALTION OF PERFORMANCE DATA

TOTAL RETURN
The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
		      n
	        P(1+T) =ERV

        Where:  P    =   a hypothetical $1,000 initial investment
	        T    =   average annual total return
	        n    =   number of years
	        ERV  =   ending redeemable value at the end of the
		         applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund.

These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


YIELD
A Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

				      6
	        YIELD = 2[((A-B/CD)+1) -1]

	Where:  A    =   dividends and interest earned during the period
		B    =   expenses accrued for the period (net of reim-
			 bursement)
		C    =   the average daily number of shares outstanding
			 during the period that were entitled to receive
			 dividends
		D    =   the maximum offering price per share on the last
			 day of the period


NONSTANDARDIZED TOTAL RETURN
The Fund may provide the above-described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no analyzation is made.

		 ALAMO GROWTH FUND, INC.
	   STATEMENT OF ASSETS and LIABILITIES
		    November 30, 1997
		       (Unaudited)

Assets

Investments in securities, at value
    (cost $1,240,059) (Note 2) <F4>		 $1,223,987
Interest and dividends receivable		        646
Due from adviser (Note 3) <F5>		              5,707
Prepaid expenses				      3,200
					          1,233,540

Liabilities

Accrued expenses				      3,950
				                      3,950

Net Assets				         $1,229,590


Net Assets consist of:

Capital stock, no par value
    128,109 shares outstanding			 $1,272,000
Net investment loss				     (5,827)
Net realized loss from security transactions	    (20,511)
Net unrealized depreciation on investments	    (16,072)
    Net Assets				         $1,229,590

Net asset value and redemption price per
    share ($1,229,590 / 128,109)
    (Note 4) <F6>			              $9.60

		 ALAMO GROWTH FUND, INC.
		 STATEMENT OF OPERATIONS
For the period July 25, 1997 (commencement of operations)
		through November 30, 1997
		       (Unaudited)


Investment Income
Dividend income				         $ 	  950
Interest income						  979
Total income					        1,929

Expenses
Investment advisory fee (Note 3) <F5>	         $      3,878
Administration fees				       11,500
Custodian fees					        1,195
Audit fees					        4,046
Legal fees					        1,606
Registration fees				        2,010
Other					                  100
Total expenses					       24,335
Less:
Reimbursed expenses (Note 3) <F5>	              (16,579)
Net expenses					        7,756
Net investment loss				       (5,827)

Net Realized and Unrealized Losses
on Investments (Note 1)	<F3>

Net realized loss from investment
  transactions					      (20,511)
Net unrealized depreciation
    on investments				      (16,072)

Net loss on investments				      (36,583)

Net decrease in net assets resulting
    from operations			         $    (42,410)

		 ALAMO GROWTH FUND, INC.
	   STATEMENT OF CHANGES in NET ASSETS
For the period July 25, 1997 (commencement of operations)
	        through November 30, 1997
			(Unaudited)


Operations:

Net investment loss			         $     (5,827)
Net realized loss from investment
  transactions					      (20,511)
Net unrealized depreciation
    on investments				      (16,072)

Net decrease in net assets resulting
    from operations				      (42,410)


Fund Share Transactions (Note 4) <F6>:

Proceeds from fund shares sold			    1,272,000
Payment for shares redeemed		    		 0
Net increase in net assets from
    fund share transactions			    1,272,000
Total increase in net assets  			    1,229,590

Net Assets:
Beginning of Period					 0

End of Period					 $  1,229,590

		 ALAMO GROWTH FUND, INC.
		 SCHEDULE OF INVESTMENTS
	      November 30, 1997 (Unaudited)


COMMON STOCK - 94.91%
						      Market
Shares						      Value
	AEROSPACE - 3.02%
700	Boeing Corp.				       37,188

	APPAREL - 7.47%
8,600	Tultex Corp.				       38,700
2,000	VWR Scientific Products Corp.		       53,125
						       91,825

	BANKING - 13.37%
2,300	International Bancshares Corp.	              164,450

	COMPUTERS AND TECHNOLOGY - 30.23%
1,600	Adaptec, Inc.				       79,200
700	Cisco Systems, Inc.			       60,375
2,990	Intel Corp.			              232,099
					              371,674

	ELECTRONICS - 10.13%
1,400	Bell Industries, Inc.			       23,275
2,000	Harman International, Inc.	              101,250
					              124,525

	FOOD - 3.98%
1,600	Coca-Cola Enterprises, Inc.	               48,900


	MEDICAL - 7.24%
4,100	Biotechnology General Corp.		       51,250
400	Merck & Co., Inc.			       37,825
						       89,075

	OIL & ENERGY PRODUCERS - 3.24%
1,000	Unocal Corp.				       39,812

	TELECOMMUNICATIONS - 16.23%
1,450	Cable Design Technologies, Inc.		       58,725
1,300	Converse Technology, Inc.		       43,794
2,000	Innova Corp.				       35,000
3,000	Orckit Communications LTD		       62,062
					              199,581

TOTAL COMMON STOCK (Cost $1,183,102)	            1,167,030

CASH EQUIVALENTS - 4.63%
Principal			                      Market
Amount			                              Value

56,957  Crestfunds - Cash Reserve Fund                 56,957

TOTAL CASH EQUIVALENTS (Cost $56,957)		       56,957

TOTAL INVESTMENTS (Cost $1,240,059) 99.54%   	    1,223,987

OTHER ASSETS LESS LIABILITIES	       0.46%	        5,603

	NET ASSETS	             100.00%	    1,229,590

			 ALAMO GROWTH FUND, INC.
	    NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 1997
			       (Unaudited)


NOTE 1.  Organization  <F3>

Alamo Growth Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund was established under the laws of Maryland on December 24, 1996, and commenced operations on July 25, 1997.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES  <F4>

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment com-panies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and ex-penses during the reporting period. Actual results could differ from those estimates.

Security Valuation:
The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

Federal Income Taxes:
The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distrubutes sub-stantially all of its net investment income and any realized capital gains.

Dividends and Distributions:
The Fund intends to distribute substantially all of its net investment income annually or more frequently at the discretion of the Board of Directors. The Fund intends to distribute its net long-term capital gains at least once a year and its net short-term capital gains at least once a year.

Other:
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  INVESTMENT ADVISORY AGREEMENT  <F5>

The Fund has an investment advisory agreement with Alamo Advisers, Inc. (the "Adviser"). Under the management agreement, the Adviser will furnish invest-ment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. A fee of 1.25% of the average daily net asset per year is payable monthly. During the first two years of operations however, the Adviser has agreed to reimburse the Fund for any expenses (including the advisory fee but excluding brokerage commissions, interest and taxes) in excess of 2.50% of the average daily net assets of the Fund.

For the period July 25, 1997 (commencement of operations) through November 30, 1997, the Adviser earned fees of $3,878 and reimbursed the Fund $16,579 for expenses in excess of 2.5% of the Fund's average daily net assets.

The Fund has arranged for American Data Services, Inc. to prepare the account-ing records and perform administrative and stock transfer services for the Fund. Costs incurred totaled $11,500 for the period July 25, 1997 (commencement of operations) through November 30, 1997.


NOTE 4.  CAPITAL SHARE TRANSACTIONS  <F6>

As of November 30, 1997, there were 10,000,000 no par value shares of capital stock authorized. Transactions in capital stock during the period July 25, 1997 (commencement of operations) through November 30,1997, were as follows:

					   Shares	 Amount

	Shares sold			   128,109	1,272,000

	Shares issued for reinvestment
	   of dividends			     -0-	    -0-

	Shares redeemed			     -0-	    -0-

	Net Increase			   128,109      1,272,000



NOTE 5.  INVESTMENTS

For the period July 25, 1997 (commencement of operations) through November 30, 1997, purchase and sales of investment securities, other than short-term investments, aggregated $1,479,108 and $275,495 respectively. The gross unrealized appreciation for all securities totaled $75,478 and the gross unrealized depreciation for all securities totaled $91,550 for a net un-realized depreciation of $16,072. The aggregate cost of securities for federal income tax purposes at November 30, 1997, was $1,240,059.

                             ALAMO GROWTH FUND, INC.
                         1777 N.E. Loop 410, Suite 1512
                             San Antonio, TX  78217
                                  210-829-1800


                                    FORM N-1A
                           PART C - OTHER INFORMATION



          Contents		                           	Page #


   Financial Statements and Exhibits	     	            	   1

   Persons Under Common Control with Registrant         	   1

   Number of Shareholders		                           2

   Indemnification				                   2

   Business and Other Connections of
   Investment Adviser		                        	   4

   Principal Underwriter	                             	   4

   Location of Accounts and Records	      	            	   4

   Management Services		                                   4

   Undertakings			                                   4

   Signatures				                           5

   Exhibits

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements - Condensed financial information on a per share
	basis is presented in Part A for the period from July 25, 1997, through November 30, 1997. All other financial statements are presented in Part B. These include:

	   Statement of Assets and Liabilities    	  November 30, 1997
	   Statement of Operations			  November 30, 1997
	   Statement of Changes in Net Assets		  November 30, 1997
	   Schedule of Investments in Securities	  November 30, 1997
	   Notes to Financial Statements 		  November 30, 1997

b.	Exhibits

	(1)  Registrant's Articles of Incorporation; Exhibit 1 to
	     Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

	(2) Registrant's By-Laws; Exhibit 2 to Registrant's Registra-tion Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

	(3) Investment Advisory Agreement dated June 9, 1997; Exhibit 1 to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             Expense Limitation Agreement dated June 9, 1997; Exhibit 2 to Pre-effective Amendment No. 1 to Registrant's Registration State-ment on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

	(8)  Custody Service Agreement; Exhibit 5 to Registrant's
	     Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

	(9) Fund Accounting Service Agreement; Exhibit 6 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securites Act of 1933.

             Administrative Service Agreement; Exhibit 7 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

       (10) Opinion of Counsel for Registrant; Exhibit 8 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

       (17)  A Financial Data Schedule is filed as Exhibit 1 to this Amendment.

       (18) The Power of Attorney pursuant to which the Directors of the Fund have authorized their names to be signed to this Registration Statement is attached as Exhibit 2 to this Amendment.


Item 25.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

	Ironwood Reinsurance, Ltd. ("IRL"), the owner of 77.03 percent of the issued and outstanding shares of the Fund, is a Nevis corporation owned by Ironwood Partners, Ltd. ("IPL"), a Texas limited partnership. The General Partners of IRL are Performance Automotive Group, Inc. ("PAG"), a Texas corpo-ration, and Mr. Jack Guenther. Mr. Guenther also is the owner of a 67 percent limited partnership interest in IPL and 80% of the issued and outstanding stock of PAG. Mr. Guenther also is the majority owner of the following entities, which are under common control with the Fund:

						    Limited
      Partnerships of         Jurisdiction      Partner in Which
       Which PAG is 	          Where           Jack Guenther
      General Partner           Organized	 Has an Interest

  Babcock Road Mini Storage,     Texas       Ironwood Partners, Ltd.
     Ltd.
  BMW Center II, Ltd.            Texas       BMW Center, Inc. (Nevada)
  Nordic Imports II, Ltd.        Texas       Nordic Imports, Inc. (Nevada)
  Performance Autoplex II,       Texas       Performance Autoplex, Inc.
     Ltd. 	                   		Nevada)
  Performance Employee 	         Texas       Performance Employee Benefits,
     Benefits, Ltd.  		                Inc. (Nevada)
  Performance Ford, L.P.       Tennessee     Jack Guenther*
  Performance Management,        Texas       Performance Management, Inc.
     Ltd.		                        (Nevada)
  Performance Plan, Ltd.	 Texas	     Jack Guenther*
  SPID Mini Storage, Ltd.        Texas       Ironwood Partners, Ltd.


  *These interests are held directly by Mr. Guenther.


	     Other Corporations
	          in Which		           Jurisdiction
	     Jack Guenther Has		               Where
	        an Interest		             Organized

       Arkansas Automotive Group, Inc. 		       Texas
       Performance of Plano, Inc.		       Texas
       Performance Petroplex, Inc.	               Texas
       Performance Toyota, Inc.		               Texas
       Rivergate Toyota, Inc.		               Texas
       SANH Management, Inc.		               Texas
       TPC Management, Inc.		               Texas



Item 26.  NUMBER OF SHAREHOLDERS

	The number of shareholders of Alamo Growth Fund, Inc. as of February 1, 1998, is as follows:

		      				Number of Record
             	Title of Class                       Holders

    		    Common	              		5


Item 27.  INDEMNIFICATION

	Registrant's Board of Directors has adopted the following By-Laws which are in full force and effect and has not been modified:

       Section 7.  Indemnification.

       	   A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful, provided that the Corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

           B. In the absence of any adjudication which expressly absolves the corporate representative or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the Board of Directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full Board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the bull Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which directors who are parties to the action, suit or proceeding may participate.

           C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

           D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Corporation as authorized in this By-Law; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met.

           E. The indemnification provided by this By-Law shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these By-Laws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed form time to time by the Investment Company Act of 1940, as amended.

           F. This Corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under this By-Law provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

           G. "Corporate Representative" means an individual who is or was a director, officer agent or employee of the Corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the Corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

	Alamo Advisers, Inc.'s activity at the present time is performance of its Investment Advisory Agreement currently effective with the Alamo Growth Fund, Inc. Alamo Advisers, Inc. has no previous experience in advising a mutual fund.

	Mr. Jack E. Guenther Jr., President of the Fund and of the Adviser is employed as Treasurer of Performance Management, Ltd., 1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217, which provides management services to businesses, including automobile dealerships. Mr. Guenther also is an officer or director of 10 other privately held businesses.

	Mr. Michael J. Avellar, Vice President of the Fund and of the Adviser is employed as the Chief Operating Officer of Performance Management, Ltd. Mr. Avellar also is an officer or director of 20 other privately held businesses.

	Ms. Abigail G. Kampmann is a Director of the Fund and of the Adviser. Ms. Kampmann is employed as a lawyer by the firm of Bayern, Paterson & Aycock, P.C., 112 E. Pecan, Suite 2300, San Antonio, TX 78205. Ms. Kampmann is an officer or director of one other privately held business.


Item 29.  PRINCIPAL UNDERWRITER

	The Fund acts as its own underwriter.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

	Fund records concerning and generated by the accounting, adminis-trative and transfer agency activities performed by American Data Services, Inc. are held at the offices of American Data Services, Inc. at 24 West Carver Street, Huntington, NY 11743. Securities and records related to custodial services provided to the Fund by Crestar Bank are held by Crestar Bank at 919 E. Main Street, Richmond, VA 23261. All other Fund records are held in the Fund's corporate headquarters at 1777 N.E. Loop 410, Suite 1512,
San Antonio, TX 78217.


Item 31.  MANAGEMENT SERVICES

	Not applicable.


Item 32.  UNDERTAKINGS

	None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Alamo Growth Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas, on the 20th day of February 1998.

                                   ALAMO GROWTH FUND, INC.


                                   By: /s/ Jack E. Guenther Jr.
                                       Jack E. Guenther Jr.
                                       President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signatures		            Title	                 Date

Jack E. Guenther Jr.       President, Treasurer and       February 20, 1998
   			   Director

Christopher R. Allison     Director			  February 20, 1998

Michael J. Avellar         Vice President, Secretary      February 20, 1998
			   and Director

Abigail G. Kampmann        Director		          February 20, 1998

Edmund R. McKane Jr.       Director			  February 20, 1998


                                        /s/ Jack E. Guenther Jr.
                                        JACK E. GUENTHER JR.


					/s/ Christopher R. Allison
					CHRISTOPHER R. ALLISON


                                        /s/ Michael J. Avellar
                                        MICHAEL J. AVELLAR


                                        /s/ Abigail G. Kampmann
                                        ABIGAIL G. KAMPMANN


					/s/ Edmund R. McKane Jr.
					EDMUND R. MCKANE JR.